Supplementary information on capital management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary information on capital management
Total equity including noncontrolling interests	€ 13,227,237	€ 12,901,958	€ 10,828,186	€ 11,051,132
Debt and lease liabilities	13,782,448	7,546,228
Total assets	€ 32,934,735	€ 26,242,268	€ 24,025,215
Debt and lease liabilities in % of total assets	41.80%	28.80%
Total equity in % of total assets	40.20%	49.20%